Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following Pay Versus Performance table (“PVP Table”) provides SEC-required information about compensation for 2025 for this Proxy Statement’s NEOs, as well as our NEOs from our 2024, 2023, 2022 and 2021 Proxy Statements (each of 2021, 2022, 2023, 2024 and 2025, a “Covered Year”). The PVP Table also provides information about the results for certain measures of financial performance during those same Covered Years. In reviewing this information, there are a few important things we believe you should consider:

▪
The information in columns (b) and (d) of the PVP Table comes directly from this year’s Summary Compensation Table (or prior years’ Summary Compensation Tables), without adjustment;
▪
As required by the SEC’s PVP rules, we describe the information in columns (c) and (e) of the PVP Table as “compensation actually paid” (or “CAP”) to the applicable PVP NEOs. However, these CAP amounts may not necessarily reflect the final compensation that our NEOs actually earned or received for their service in the Covered Years, respectively. As a result, we urge investors to use caution when evaluating CAP amounts; and
▪
As required by the SEC’s PVP rules, we provide information in the PVP Table below about our cumulative absolute total shareholder return (“TSR”) results, cumulative TSR results for a peer group of companies identified in the PVP Table (“EEI TSR”), and our U.S. GAAP net income results (the “External Measures”) during the Covered Years. The peer group used for purposes of this PVP Table disclosure is substantially different than the comparator companies against which we evaluate relative TSR performance for our NEOs for purposes of our performance-adjusted RSU awards, as described above in the CD&A. As a result, we did not necessarily design our NEO compensation to move in tandem with improving, declining or steady achievement in these External Measures.

Due to the use and weighting of the Core Earnings performance measure in our STIP for 2025, we have determined that, pursuant to the SEC’s PVP rules, Core Earnings should be designated as the “Company-Selected Measure” for the years 2021 through 2025 and to be included in the far right column of the PVP Table below. We believe it is the most important financial measure that demonstrates how we sought to link executive pay to performance for 2025.

Pay Versus Performance Table (1)
	SCT Total for PEO	SCT Total for PEO	SCT Total for PEO	Compen- sation Actually Paid to PEO	Compen- sation Actually Paid to PEO	Compen- sation Actually Paid to PEO	Average Summary Compen- sation Table Total for Non-PEO Named Executive	Average Compen- sation Actually Paid to Non- PEO Named Executive	Value of Initial Fixed $100 Investment Based On:		Net Income	Core
Year	Strah	Somerhalder	Tierney	Strah	Somerhalder	Tierney	Officers	Officers	FE TSR	EEI TSR	(GAAP)	Earnings
(a)	(b)	(b)	(b)	(c)(2)	(c)(2)	(c)(2)	(d)	(e)(2)	(f)(3)	(g)(4)	(h)	(i)(5)(6)
2025	n/a	n/a	$13,448,255	n/a	n/a	$17,913,372	$3,368,414	$4,292,665	$179.80	$143.83	$1,271	$1,471
2024	n/a	n/a	$11,933,534	n/a	n/a	$10,727,173	$2,931,354	$2,404,744	$153.27	$128.82	$1,127	$1,365
2023	n/a	$4,497,007	$26,452,616	n/a	$4,847,129	$30,948,304	$4,478,599	$3,468,502	$135.42	$108.16	$1,176	$1,263
2022	$9,268,371	$3,663,808	n/a	$4,461,489	$3,931,015	n/a	$3,195,262	$3,846,919	$148.45	$118.47	$439	$1,020
2021	$10,714,062	n/a	n/a	$11,432,150	n/a	n/a	$4,368,522	$5,296,905	$141.67	$117.12	$1,283	$1,145

(1) The tables below summarize our principal executive officer(s) (“PEOs”) and non-PEOs for 2021 to 2025 (although Mr. Somerhalder was a non-PEO named executive officer in 2021 and was included in the Summary Compensation Table for that year, his individual Summary Compensation Table Total amount is not included in the table above for 2021 because he was not our PEO for that year):

PEO 2021-2025
Name	Position Start Date	Position End Date
Brian X. Tierney	June 1, 2023	Current
John W. Somerhalder II	September 16, 2022	May 31, 2023
Steven E. Strah	October 29, 2020	September 16, 2022

Non-PEO Named Executive Officers 2021-2025
Name	2021	2022	2023	2024	2025
A. Wade Smith			✓	✓	✓
Toby L. Thomas			✓	✓	✓
John W. Somerhalder II	✓		✓
K. Jon Taylor	✓	✓	✓	✓	✓
Samuel L. Belcher	✓	✓	✓
Hyun Park	✓	✓	✓	✓	✓
Christine L. Walker		✓		✓
Robert P. Reffner	✓

(2) For each Covered Year, in determining both the CAP to our PEOs and the average CAP to our non-PEO named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2025	2024	2023	2022	2021
SCT Total for Mr. Strah	N/A	N/A	N/A	$9,268,371	$10,714,062
- change in actuarial present value of pension benefits				($691,253)	($1,869,542)
+ service cost of pension benefits				$348,485	$255,941
+ prior service cost of pension benefits				N/A	N/A
- SCT Stock Awards column value				($6,601,055)	($5,755,252)
- SCT Option Awards column value				N/A	N/A
+ year-end fair value of outstanding equity awards granted in covered year				$1,158,750	$6,567,574
+/- change in fair value of outstanding equity awards granted in prior years				$511,316	$940,309
+ vesting date fair value of equity awards granted and vested in covered year				N/A	N/A
+/- change in fair value of prior-year equity awards vested in covered year				$466,876	$579,058
- prior year-end fair value of prior year equity awards forfeited in covered year				N/A	N/A
+ includable dividends/earnings on equity awards during covered year				N/A	N/A
Compensation Actually Paid for Mr. Strah	N/A	N/A		$4,461,489	$11,432,150

Item and Value Added (Deducted)	2025	2024	2023	2022	2021
SCT Total for Mr. Somerhalder	N/A	N/A	$4,497,007	$3,663,808	N/A
- change in actuarial present value of pension benefits			N/A	$(115,970)
+ service cost of pension benefits			$201,653	$98,356
+ prior service cost of pension benefits			N/A	N/A
- SCT Stock Awards column value			$(3,166,015)	$(2,188,623)
- SCT Option Awards column value			N/A	N/A
+ year-end fair value of outstanding equity awards granted in covered year			N/A	$2,442,000
+/- change in fair value of outstanding equity awards granted in prior years			$290,015	$(59,917)
+ vesting date fair value of equity awards granted and vested in covered year			$3,008,323	N/A
+/- change in fair value of prior-year equity awards vested in covered year			$16,145	$18,941
- prior year-end fair value of prior year equity awards forfeited in covered year			N/A	N/A
+ includable dividends/earnings on equity awards during covered year			N/A	$72,421
Compensation Actually Paid for Mr. Somerhalder	N/A	N/A	$4,847,129	$3,931,015	N/A

Item and Value Added (Deducted)	2025	2024	2023	2022	2021
SCT Total for Mr. Tierney	$13,448,255	$11,933,534	$26,452,616	N/A	N/A
- change in actuarial present value of pension benefits	$(115,314)	$(186,854)	$(49,154)
+ service cost of pension benefits	$234,532	$95,024	N/A
+ prior service cost of pension benefits	N/A	N/A	N/A
- SCT Stock Awards column value	$(9,406,196)	$(10,197,274)	$(22,267,685)
- SCT Option Awards column value	N/A	N/A	N/A
+ year-end fair value of outstanding equity awards granted in covered year	$11,647,071	$10,525,290	$26,812,527
+/- change in fair value of outstanding equity awards granted in prior years	$2,437,937	$(188,226)	N/A
+ vesting date fair value of equity awards granted and vested in covered year	N/A	N/A	N/A
+/- change in fair value of prior-year equity awards vested in covered year	$(332,913)	$(1,254,321)	N/A
- prior year-end fair value of prior year equity awards forfeited in covered year	N/A	N/A	N/A
+ includable dividends/earnings on equity awards during covered year	N/A	N/A	N/A
Compensation Actually Paid for Mr. Tierney	$17,913,372	$10,727,173	$30,948,304	N/A	N/A

Item and Value Added (Deducted)	2025	2024	2023	2022	2021
Average SCT Total for Non-PEO Named Executive Officers	$3,368,414	$2,931,354	$4,478,599	$3,195,262	$4,368,522
- change in actuarial present value of pension benefits	$(137,757)	$(135,798)	$(209,411)	$(24,686)	$(136,884)
+ service cost of pension benefits	$103,069	$96,470	$95,864	$146,164	$75,895
+ prior service cost of pension benefits	N/A	N/A	N/A	N/A	N/A
- SCT Stock Awards column value	$(1,795,719)	$(1,681,249)	$(3,119,704)	$(1,515,633)	$(2,293,441)
- SCT Option Awards column value	N/A	N/A	N/A	N/A	N/A
+ year-end fair value of outstanding equity awards granted in covered year	$2,223,447	$1,599,222	$2,753,339	$1,601,589	$2,791,195
+/- change in fair value of outstanding equity awards granted in prior years	$568,448	$50,274	$(534,263)	$244,735	$334,706
+ vesting date fair value of equity awards granted and vested in covered year	N/A	N/A	N/A	N/A	N/A
+/- change in fair value of prior-year equity awards vested in covered year	$(37,236)	$(455,530)	$120,922	$199,488	$156,913
- prior year-end fair value of prior year equity awards forfeited in covered year	$0	$0	$(116,843)	$0	$0
+ includable dividends/earnings on equity awards during covered year	N/A	N/A	N/A	N/A	N/A
Compensation Actually Paid for non-PEO Named Executive Officers	$4,292,665	$2,404,744	$3,468,502	$3,846,919	$5,296,905

(3) For each Covered Year, our absolute total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 31, 2020 ($30.61 per share) through and including the last day of the Covered Year (each one-year, two-year, three-year, four-year and five-year periods, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period ($44.77 per share for December 31, 2025, $39.78 per share for December 31, 2024, $36.66 per share for December 31, 2023, $41.94 per share for December 31, 2022, and $41.59 per share for December 31, 2021, divided by (b) our closing share price at the beginning of the Measurement Period ($30.61 per share). Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2025, 2024, 2023, 2022 and 2021, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4) For purposes of this pay versus performance disclosure, our peer group is EEI’s Index of Investor-Owned Electric Utility Companies (the “Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the entities in the Peer Group (on a weighted basis depending on the respective entity’s stock market capitalization at the beginning of the Measurement Period).

(5) For the years 2021-2024, for illustration purposes, Operating Earnings were converted to Core Earnings because Core Earnings was not the Company selected measure until 2025. The conversion is consistent with how Core Earnings is defined below in the following footnote.

(6) For 2025, Core Earnings is disclosed in millions and is calculated using the aggregate GAAP earnings adjusted to exclude Net Pension/OPEB credits and Signal Peak earnings impact, and other special items that are consistent with the Company’s non-GAAP external reporting. Results for 2025 included the following adjustments: in addition to the special items that adjust GAAP earnings to Core Earnings as reported externally, the impacts of unforeseen accounting and legislative or regulatory changes as instituted by authoritative organizations were included as adjustments. Other strategic decisions may also apply if they are presented to and approved by the Board.

Company Selected Measure Name	Core Earnings
Named Executive Officers, Footnote

(1) The tables below summarize our principal executive officer(s) (“PEOs”) and non-PEOs for 2021 to 2025 (although Mr. Somerhalder was a non-PEO named executive officer in 2021 and was included in the Summary Compensation Table for that year, his individual Summary Compensation Table Total amount is not included in the table above for 2021 because he was not our PEO for that year):

PEO 2021-2025
Name	Position Start Date	Position End Date
Brian X. Tierney	June 1, 2023	Current
John W. Somerhalder II	September 16, 2022	May 31, 2023
Steven E. Strah	October 29, 2020	September 16, 2022

Non-PEO Named Executive Officers 2021-2025
Name	2021	2022	2023	2024	2025
A. Wade Smith			✓	✓	✓
Toby L. Thomas			✓	✓	✓
John W. Somerhalder II	✓		✓
K. Jon Taylor	✓	✓	✓	✓	✓
Samuel L. Belcher	✓	✓	✓
Hyun Park	✓	✓	✓	✓	✓
Christine L. Walker		✓		✓
Robert P. Reffner	✓

Peer Group Issuers, Footnote	For purposes of this pay versus performance disclosure, our peer group is EEI’s Index of Investor-Owned Electric Utility Companies (the “Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the entities in the Peer Group (on a weighted basis depending on the respective entity’s stock market capitalization at the beginning of the Measurement Period).
Adjustment To PEO Compensation, Footnote

(2) For each Covered Year, in determining both the CAP to our PEOs and the average CAP to our non-PEO named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2025	2024	2023	2022	2021
SCT Total for Mr. Strah	N/A	N/A	N/A	$9,268,371	$10,714,062
- change in actuarial present value of pension benefits				($691,253)	($1,869,542)
+ service cost of pension benefits				$348,485	$255,941
+ prior service cost of pension benefits				N/A	N/A
- SCT Stock Awards column value				($6,601,055)	($5,755,252)
- SCT Option Awards column value				N/A	N/A
+ year-end fair value of outstanding equity awards granted in covered year				$1,158,750	$6,567,574
+/- change in fair value of outstanding equity awards granted in prior years				$511,316	$940,309
+ vesting date fair value of equity awards granted and vested in covered year				N/A	N/A
+/- change in fair value of prior-year equity awards vested in covered year				$466,876	$579,058
- prior year-end fair value of prior year equity awards forfeited in covered year				N/A	N/A
+ includable dividends/earnings on equity awards during covered year				N/A	N/A
Compensation Actually Paid for Mr. Strah	N/A	N/A		$4,461,489	$11,432,150

Item and Value Added (Deducted)	2025	2024	2023	2022	2021
SCT Total for Mr. Somerhalder	N/A	N/A	$4,497,007	$3,663,808	N/A
- change in actuarial present value of pension benefits			N/A	$(115,970)
+ service cost of pension benefits			$201,653	$98,356
+ prior service cost of pension benefits			N/A	N/A
- SCT Stock Awards column value			$(3,166,015)	$(2,188,623)
- SCT Option Awards column value			N/A	N/A
+ year-end fair value of outstanding equity awards granted in covered year			N/A	$2,442,000
+/- change in fair value of outstanding equity awards granted in prior years			$290,015	$(59,917)
+ vesting date fair value of equity awards granted and vested in covered year			$3,008,323	N/A
+/- change in fair value of prior-year equity awards vested in covered year			$16,145	$18,941
- prior year-end fair value of prior year equity awards forfeited in covered year			N/A	N/A
+ includable dividends/earnings on equity awards during covered year			N/A	$72,421
Compensation Actually Paid for Mr. Somerhalder	N/A	N/A	$4,847,129	$3,931,015	N/A

Item and Value Added (Deducted)	2025	2024	2023	2022	2021
SCT Total for Mr. Tierney	$13,448,255	$11,933,534	$26,452,616	N/A	N/A
- change in actuarial present value of pension benefits	$(115,314)	$(186,854)	$(49,154)
+ service cost of pension benefits	$234,532	$95,024	N/A
+ prior service cost of pension benefits	N/A	N/A	N/A
- SCT Stock Awards column value	$(9,406,196)	$(10,197,274)	$(22,267,685)
- SCT Option Awards column value	N/A	N/A	N/A
+ year-end fair value of outstanding equity awards granted in covered year	$11,647,071	$10,525,290	$26,812,527
+/- change in fair value of outstanding equity awards granted in prior years	$2,437,937	$(188,226)	N/A
+ vesting date fair value of equity awards granted and vested in covered year	N/A	N/A	N/A
+/- change in fair value of prior-year equity awards vested in covered year	$(332,913)	$(1,254,321)	N/A
- prior year-end fair value of prior year equity awards forfeited in covered year	N/A	N/A	N/A
+ includable dividends/earnings on equity awards during covered year	N/A	N/A	N/A
Compensation Actually Paid for Mr. Tierney	$17,913,372	$10,727,173	$30,948,304	N/A	N/A

Non-PEO NEO Average Total Compensation Amount	$ 3,368,414	$ 2,931,354	$ 4,478,599	$ 3,195,262	$ 4,368,522
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,292,665	2,404,744	3,468,502	3,846,919	5,296,905
Adjustment to Non-PEO NEO Compensation Footnote

(2) For each Covered Year, in determining both the CAP to our PEOs and the average CAP to our non-PEO named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2025	2024	2023	2022	2021
Average SCT Total for Non-PEO Named Executive Officers	$3,368,414	$2,931,354	$4,478,599	$3,195,262	$4,368,522
- change in actuarial present value of pension benefits	$(137,757)	$(135,798)	$(209,411)	$(24,686)	$(136,884)
+ service cost of pension benefits	$103,069	$96,470	$95,864	$146,164	$75,895
+ prior service cost of pension benefits	N/A	N/A	N/A	N/A	N/A
- SCT Stock Awards column value	$(1,795,719)	$(1,681,249)	$(3,119,704)	$(1,515,633)	$(2,293,441)
- SCT Option Awards column value	N/A	N/A	N/A	N/A	N/A
+ year-end fair value of outstanding equity awards granted in covered year	$2,223,447	$1,599,222	$2,753,339	$1,601,589	$2,791,195
+/- change in fair value of outstanding equity awards granted in prior years	$568,448	$50,274	$(534,263)	$244,735	$334,706
+ vesting date fair value of equity awards granted and vested in covered year	N/A	N/A	N/A	N/A	N/A
+/- change in fair value of prior-year equity awards vested in covered year	$(37,236)	$(455,530)	$120,922	$199,488	$156,913
- prior year-end fair value of prior year equity awards forfeited in covered year	$0	$0	$(116,843)	$0	$0
+ includable dividends/earnings on equity awards during covered year	N/A	N/A	N/A	N/A	N/A
Compensation Actually Paid for non-PEO Named Executive Officers	$4,292,665	$2,404,744	$3,468,502	$3,846,919	$5,296,905

Compensation Actually Paid vs. Total Shareholder Return	(1) our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group
Compensation Actually Paid vs. Net Income	(2) the compensation actually paid to the PEOs and the financial performance measures results set forth in columns (f), (h) and (i) of the PVP Table above
Compensation Actually Paid vs. Company Selected Measure	(3) average compensation actually paid to our non-PEO named executive officers and the financial performance measures results set forth in columns (f), (h) and (i) of the PVP Table above.
Total Shareholder Return Vs Peer Group	1) our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group,
Tabular List, Table

2025 Tabular List

The following Tabular List provides the three financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our named executive officers for fiscal 2025 to our performance:

Core Earnings
3-Year Cumulative Core EPS
Total Shareholder Return

Total Shareholder Return Amount	$ 179.8	153.27	135.42	148.45	141.67
Peer Group Total Shareholder Return Amount	143.83	128.82	108.16	118.47	117.12
Net Income (Loss)	$ 1,271,000,000	$ 1,127,000,000	$ 1,176,000,000	$ 439,000,000	1,283,000,000
Company Selected Measure Amount	1,471	1,365	1,263	1,020
Measure:: 1
Pay vs Performance Disclosure
Name	Core Earnings
Measure:: 2
Pay vs Performance Disclosure
Name	3-Year Cumulative Core EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Steven E. Strah [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 9,268,371	10,714,062
PEO Actually Paid Compensation Amount				$ 4,461,489	$ 11,432,150
PEO Name				Steven E. Strah	Steven E. Strah
John W. Somerhalder II [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,497,007	$ 3,663,808
PEO Actually Paid Compensation Amount			$ 4,847,129	$ 3,931,015
PEO Name			John W. Somerhalder II	John W. Somerhalder II
Brian X. Tierney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,448,255	$ 11,933,534	$ 26,452,616
PEO Actually Paid Compensation Amount	$ 17,913,372	$ 10,727,173	$ 30,948,304
PEO Name	Brian X. Tierney	Brian X. Tierney	Brian X. Tierney
PEO | Steven E. Strah [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (691,253)	$ (1,869,542)
PEO | Steven E. Strah [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				348,485	255,941
PEO | Steven E. Strah [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,158,750	6,567,574
PEO | Steven E. Strah [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				511,316	940,309
PEO | Steven E. Strah [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				466,876	579,058
PEO | Steven E. Strah [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,601,055)	(5,755,252)
PEO | John W. Somerhalder II [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(115,970)
PEO | John W. Somerhalder II [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 201,653	98,356
PEO | John W. Somerhalder II [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,442,000
PEO | John W. Somerhalder II [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			290,015	(59,917)
PEO | John W. Somerhalder II [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,008,323
PEO | John W. Somerhalder II [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,145	18,941
PEO | John W. Somerhalder II [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				72,421
PEO | John W. Somerhalder II [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,166,015)	(2,188,623)
PEO | Brian X. Tierney [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (115,314)	$ (186,854)	(49,154)
PEO | Brian X. Tierney [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,532	95,024
PEO | Brian X. Tierney [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,647,071	10,525,290	26,812,527
PEO | Brian X. Tierney [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,437,937	(188,226)
PEO | Brian X. Tierney [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(332,913)	(1,254,321)
PEO | Brian X. Tierney [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,406,196)	(10,197,274)	(22,267,685)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(137,757)	(135,798)	(209,411)	(24,686)	(136,884)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,069	96,470	95,864	146,164	75,895
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,223,447	1,599,222	2,753,339	1,601,589	2,791,195
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	568,448	50,274	(534,263)	244,735	334,706
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,236)	(455,530)	120,922	199,488	156,913
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(116,843)
Non-PEO NEO | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,795,719)	$ (1,681,249)	$ (3,119,704)	$ (1,515,633)	$ (2,293,441)